Share Capital (Details) - Schedule of residual value to common shares	12 Months Ended
Dec. 31, 2022 USD ($)
Schedule Of Residual Value To Common Shares Abstract
Gross proceeds	$ 3,986,100
Less: total fair value of warrant liability	(2,288,327)
Residual value to common shares	$ 1,697,773